UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2017

MFS® GROWTH FUND

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.1%
Aerospace - 0.6%
Honeywell International, Inc.	693,937	$86,395,151

Alcoholic Beverages - 1.5%
Constellation Brands, Inc., “A”	1,168,984	$185,646,349
Pernod Ricard S.A.	288,956	33,030,346

		$218,676,695
Apparel Manufacturers - 1.1%
NIKE, Inc., “B”	2,879,842	$164,611,769

Automotive - 0.5%
LKQ Corp. (a)	2,100,740	$66,341,369

Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc.	212,150	$27,844,688
Biogen, Inc. (a)	176,649	50,980,901
Biomarin Pharmaceutical, Inc. (a)	465,712	43,744,328
Celgene Corp. (a)	1,856,843	229,338,679
Regeneron Pharmaceuticals, Inc. (a)	158,363	59,148,581

		$411,057,177
Brokerage & Asset Managers - 2.7%
Blackstone Group LP	639,967	$18,904,625
Charles Schwab Corp.	4,592,123	185,567,690
Intercontinental Exchange, Inc.	3,092,291	176,662,585

		$381,134,900
Business Services - 6.6%
Cognizant Technology Solutions Corp., “A” (a)	2,260,496	$133,979,598
Equifax, Inc.	929,809	121,907,258
Fidelity National Information Services, Inc.	1,207,808	99,366,364
Fiserv, Inc. (a)	1,977,366	228,188,036
FleetCor Technologies, Inc. (a)	1,114,849	189,524,330
Global Payments, Inc.	360,974	28,766,018
PayPal Holdings, Inc. (a)	829,810	34,852,020
Verisk Analytics, Inc., “A” (a)	1,280,346	106,166,290

		$942,749,914
Cable TV - 1.6%
Comcast Corp., “A”	6,138,340	$229,696,683

Chemicals - 0.7%
Monsanto Co.	897,664	$102,181,093

Computer Software - 9.3%
Adobe Systems, Inc. (a)	3,260,390	$385,834,553
Intuit, Inc.	1,338,628	167,917,496
Microsoft Corp.	8,064,017	515,935,808
PTC, Inc. (a)	271,163	14,612,974
Sabre Corp.	959,094	21,013,750
Salesforce.com, Inc. (a)	2,884,333	234,640,490

		$1,339,955,071

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 1.8%
Apple, Inc.	1,924,304	$263,610,405

Construction - 2.7%
Sherwin-Williams Co.	677,046	$208,895,773
Vulcan Materials Co.	1,545,993	186,462,216

		$395,357,989
Consumer Products - 1.5%
Colgate-Palmolive Co.	1,920,061	$140,126,052
Estee Lauder Cos., Inc., “A”	941,589	78,010,649

		$218,136,701
Consumer Services - 1.7%
Priceline Group, Inc. (a)	144,539	$249,204,026

Electrical Equipment - 1.9%
AMETEK, Inc.	1,769,607	$95,505,690
Amphenol Corp.	1,478,551	102,330,515
Fortive Corp.	1,332,232	76,803,175

		$274,639,380
Electronics - 3.0%
Analog Devices, Inc.	349,087	$28,600,698
Broadcom Corp.	1,243,825	262,360,007
NVIDIA Corp.	1,430,159	145,132,535

		$436,093,240
Energy - Independent - 1.1%
Concho Resources, Inc. (a)	547,330	$72,493,859
Pioneer Natural Resources Co.	459,789	85,506,960

		$158,000,819
Entertainment - 1.3%
Netflix, Inc. (a)	1,357,230	$192,903,100

Food & Beverages - 1.7%
Danone S.A.	771,324	$51,120,319
Mead Johnson Nutrition Co., “A”	581,828	51,078,680
Mondelez International, Inc.	1,488,656	65,381,772
Monster Beverage Corp. (a)	1,844,378	76,431,024

		$244,011,795
Gaming & Lodging - 0.8%
Marriott International, Inc., “A”	1,291,835	$112,376,727

General Merchandise - 2.2%
Costco Wholesale Corp.	974,770	$172,709,749
Dollar Tree, Inc. (a)	1,966,204	150,768,523

		$323,478,272
Insurance - 0.7%
Aon PLC	882,068	$102,011,164

Internet - 11.2%
Alphabet, Inc., “A” (a)	652,703	$551,488,346
Alphabet, Inc., “C” (a)	454,307	373,990,066

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - continued
Facebook, Inc., “A” (a)	5,083,751	$689,051,611

		$1,614,530,023
Leisure & Toys - 2.5%
Activision Blizzard, Inc.	3,569,903	$161,109,722
Electronic Arts, Inc. (a)	2,250,774	194,691,951

		$355,801,673
Machinery & Tools - 1.7%
Flowserve Corp.	614,437	$28,540,599
Roper Technologies, Inc.	775,726	162,281,879
Xylem, Inc.	1,122,962	54,036,931

		$244,859,409
Major Banks - 0.9%
Goldman Sachs Group, Inc.	279,035	$69,217,422
Morgan Stanley	1,303,205	59,517,372

		$128,734,794
Medical & Health Technology & Services - 0.2%
McKesson Corp.	181,669	$27,273,967

Medical Equipment - 7.9%
Abbott Laboratories	1,575,491	$71,023,134
C.R. Bard, Inc.	374,969	91,957,398
Cooper Cos., Inc.	80,870	16,104,452
Danaher Corp.	3,228,948	276,236,501
Edwards Lifesciences Corp.	631,282	59,365,759
Medtronic PLC	2,580,990	208,827,901
Stryker Corp.	723,902	93,064,841
Thermo Fisher Scientific, Inc.	2,014,436	317,636,269

		$1,134,216,255
Other Banks & Diversified Financials - 6.4%
Mastercard, Inc., “A”	3,415,521	$377,278,450
Visa, Inc., “A”	6,249,323	549,565,465

		$926,843,915
Pharmaceuticals - 3.0%
Allergan PLC	442,359	$108,298,330
Bristol-Myers Squibb Co.	1,960,876	111,201,278
Eli Lilly & Co.	1,288,332	106,686,773
Zoetis, Inc.	2,082,563	111,021,434

		$437,207,815
Railroad & Shipping - 1.9%
Canadian Pacific Railway Ltd.	826,323	$121,866,116
Union Pacific Corp.	1,387,058	149,719,041

		$271,585,157
Restaurants - 2.4%
Aramark	3,833,468	$137,008,146
Panera Bread Co., “A” (a)	258,601	59,685,111
Starbucks Corp.	2,667,213	151,684,403

		$348,377,660

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 0.6%
Ecolab, Inc.	442,390	$54,843,088
Univar, Inc. (a)	788,775	25,398,555

		$80,241,643
Specialty Stores - 8.0%
Amazon.com, Inc.	743,189	$628,024,433
AutoZone, Inc.	114,047	84,001,318
Lululemon Athletica, Inc. (a)	494,542	32,273,811
Ross Stores, Inc.	3,350,838	229,800,470
TJX Cos., Inc.	1,214,544	95,280,977
Tractor Supply Co.	1,073,702	76,136,209

		$1,145,517,218
Telecommunications - Wireless - 2.3%
American Tower Corp., REIT	2,846,777	$326,781,532

Tobacco - 0.2%
Philip Morris International, Inc.	267,776	$29,281,306
Total Common Stocks		$13,983,875,807

Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 0.64% (v)	401,315,037	$401,315,037
Total Investments		$14,385,190,844

Other Assets, Less Liabilities - 0.1%		8,984,694
Net Assets - 100.0%		$14,394,175,538

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$13,983,875,807	$—	$—	$13,983,875,807
Mutual Funds	401,315,037	—	—	401,315,037
Total Investments	$14,385,190,844	$—	$—	$14,385,190,844

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$9,387,322,755
Gross unrealized appreciation	5,048,304,653
Gross unrealized depreciation	(50,436,564)
Net unrealized appreciation (depreciation)	$4,997,868,089

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	421,986,585	498,888,313	(519,559,861)	401,315,037

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(477)	$—	$493,125	$401,315,037

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2017

*	Print name and title of each signing officer under his or her signature.